FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in the Balance of Financial Assets (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	$ 0
Ending balance	273	$ 0
Recurring fair value measurement | Discounted cash flow
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	0	0
Fair value change recorded in other comprehensive income	8	0
Additions	306	0
Disposals	$ (41)	0
Ending balance		$ 0